Annual Total Returns [BarChart] - Diversified Tax Exempt Series - CLASS A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	8.24%
Annual Return 2012	3.01%
Annual Return 2013	(1.28%)
Annual Return 2014	1.51%
Annual Return 2015	1.51%
Annual Return 2016	(0.83%)
Annual Return 2017	2.37%
Annual Return 2018	0.65%
Annual Return 2019	5.10%
Annual Return 2020	5.73%